Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	Dec. 31, 2025
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Technology infrastructure
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum | Equipment and hardware
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum | Other
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum | Equipment and hardware
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum | Other
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years